                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Small Cap Fund, Inc. (1933 Act File No. 333-82447; 1940 Act
File No. 811-09435) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4
("Amendment No. 4") to its Registration Statement on Form N-1A, which is
Registrant's most recent post-effective amendment, and (b) that Amendment
No. 4 was filed electronically.

                             WADDELL & REED ADVISORS
                             SMALL CAP FUND, INC.

Dated: October 18, 2002      By:  /s/Kristen A. Richards
                             ---------------------------
                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel